Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Schedule of Related Party Transactions [Table Text Block]
					January 23, 2004
	Three months ended June 30,		Nine months ended June 30,		(Date of Inception)
	2013	2012	2013	2012	to June 30, 2013

Management fees	$-	$-	$-	$-	$14,625
Rent	-	-	-	-	3,750
Debt forgiven by directors	-	-	-	-	33,666
	$-	$-	$-	$-	$52,041

	Years ended		January 23, 2004
	September 30,		(Date of Inception)
	2012	2011	to September 30, 2012

Management fees	$-	$-	$14,625
Rent	-	-	3,750
Debt forgiven by directors	-	-	33,666
	$-	$-	$52,041